Investment Objectives and Goals	Dec. 17, 2025
Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson US Dividend Builder ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Guinness Atkinson US Dividend Builder ETF seeks a moderate level of current income.
Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Guinness Atkinson International Dividend Builder ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Guinness Atkinson International Dividend Builder ETF seeks a moderate level of current income and consistent dividend growth.